UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim R. McCant
Title: Compliance Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Kim R. McCant	Boston, MA	12/31/2001
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: $ 152,822 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

ABBOTT LABS COM   COMM. ST00282410 $5,525 99100SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $147   5148SH   SOLE
ALLSTATE CORP COM COMM. ST02000210  $684  20300SH   SOLE
AMERICAN ELEC PWR COMM. ST02553710  $448  10300SH   SOLE
AMERICAN HOME PRODCOMM. ST02660910 $4,062 66200SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $4,149 52259SH   SOLE
AMGEN INC COM     COMM. ST03116210 $2,991 53000SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $4,394 97200SH   SOLE
AOL TIME WARNER INCOMM. ST00184A10 $1,379 42950SH   SOLE
APPLIED MATLS INC COMM. ST03822210  $148   3700SH   SOLE
AT&T GROUP        COMM. ST00195710 $2,298 12667SH   SOLE
AT&T WIRLES SERVICCOMM. ST00209a10  $586  40764SH   SOLE
AUTOMATIC DATA PROCOMM. ST05301510 $1,861 31600SH   SOLE
AVAYA, INC        COMM. ST05349910  $28    2268SH   SOLE
BAKER HUGHES INC CCOMM. ST05722410  $434  11900SH   SOLE
BANK OF AMERICA COCOMM. ST06050510  $963  15300SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $3,949 10350SH   SOLE
BOEING CO COM     COMM. ST09702310  $547  14100SH   SOLE
BP AMOCO P L C SPOCOMM. ST05562210  $595  12800SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $4,106 80500SH   SOLE
BURLINGTON NORTHN COMM. ST12189T10  $619  21700SH   SOLE
CHEVRONTEXACO CORPCOMM. ST16676410 $4,785 53400SH   SOLE
CIGNA CORP COM    COMM. ST12550910  $732   7900SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $1,592 87900SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $2,110 41800SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $3,612 76600SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $770  32400SH   SOLE
CONOCO INC CL A   COMM. ST20825150  $676  23900SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $295  11100SH   SOLE
CRESCENT REAL ESTACOMM. ST22575610  $254  14000SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $435  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710  $634  30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $775  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310 $1,206 35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,500 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,643 92800SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $38    2800SH   SOLE
EMERSON ELEC CO COCOMM. ST29101110  $485   8500SH   SOLE
ENTERGY CORP COM  COMM. ST29364G10  $724  18500SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,151 10563SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $649  11500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $279   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $3,836 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410 $1,227 23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $739  15200SH   SOLE
HARTFORD FINANCIALCOMM. ST41651510  $704  11200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $670  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610 $1,360 66200SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $551  10800SH   SOLE
HONEYWELL INC COM COMM. ST43851610  $382  11300SH   SOLE
IKON OFFICE SOLUTICOMM. ST45171310  $818  70000SH   SOLE
ILLINOIS TOOL WKS COMM. ST45230810  $670   9900SH   SOLE
INTEL CORP COM    COMM. ST45814010 $3,777 12010SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $3,435 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $411  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $5,638 95400SH   SOLE
JP MORGAN CHASE &CCOMM. ST46625H10  $458  12600SH   SOLE
K MART CORP COM   COMM. ST48258410  $231  42300SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $500  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $538   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $4,430 56400SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $171  27220SH   SOLE
LYONDELL CHEMICAL COMM. ST55207810  $235  16400SH   SOLE
MCDATA CORPORATIONCOMM. ST58003120   $3     103SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $1,938 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $3,181 54100SH   SOLE
MGIC INVT CORP WISCOMM. ST55284810  $648  10500SH   SOLE
MICROSOFT         COMM. ST59491810 $2,736 41300SH   SOLE
MINNESOTA MNG & MFCOMM. ST60405910 $2,518 21300SH   SOLE
MIRANT CORP COM   COMM. ST60467510  $310  19324SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $392  26100SH   SOLE
NORTHEAST UTILS COCOMM. ST66439710  $635  36000SH   SOLE
OCCIDENTAL PETE CPCOMM. ST67459910  $759  28600SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $4,908 10080SH   SOLE
PFIZER INC COM    COMM. ST71708110 $3,921 98400SH   SOLE
PHILIP MORRIS COS COMM. ST71815410  $821  17900SH   SOLE
PHILLIPS PETE CO CCOMM. ST71850710  $729  12100SH   SOLE
PNC BK CORP COM   COMM. ST69347510  $169   3000SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $3,790 47900SH   SOLE
PROGRESS ENERGY INCOMM. ST74326310  $446   9900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110 $1,202 85082SH   SOLE
RELIANT ENERGY INCCOMM. ST75952J10  $586  22100SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $3,669 32100SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $4,047 10331SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $3,710 10360SH   SOLE
SEARS ROEBUCK & COCOMM. ST81238710  $562  11800SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,232 48600SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $193   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $117   4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010  $453  36800SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $157   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $2,842 10150SH   SOLE
USA EDUCATION INC COMM. ST90390U10  $781   9300SH   SOLE
UST INC COM       COMM. ST90291110  $910  26000SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $4,124 86886SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $221   5000SH   SOLE
VODAFONE AIRTOUCH COMM. ST92857T10  $937  36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $184   3200SH   SOLE
WASHINGTON MUT INCCOMM. ST93932210  $670  20500SH   SOLE
WASTE MGMT INC COMCOMM. ST94106L10  $594  18600SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $504  11600SH   SOLE
WENDYS INTL INC COCOMM. ST95059010  $866  29700SH   SOLE
WORLDCOM INC-WORLDCOMM. ST98157D10  $294  20850SH   SOLE
WORLDCOM-MCI GROUPCOMM. ST98157D30  $11     834SH   SOLE
XL CAPITAL LTD CL COMM. STG9825510  $740   8100SH   SOLE
YAHOO INC COM     COMM. ST98433210  $57    3200SH   SOLE
ZIMMER HOLDINGS INCOMM. ST98956P10  $219   7180SH   SOLE